CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (10,338,862)	$ 17,063,156
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Investment income earned on investments held in Trust Account	(8,189,192)	(330,519)
Change in fair value of warrant liabilities	14,617,400	(17,146,154)
Changes in operating assets and liabilities
Prepaid expenses	11,325	115,002
Accrued expenses	3,199,842	(913,204)
Due to related party	152,357	(46,429)
Net cash used in operating activities	(547,130)	(1,258,148)
Cash flows from investing activities:
Cash withdrawn from the Trust Account	538,985,164	0
Cash deposited into Trust Account	(2,314,286)	0
Net cash provided by investing activities	536,670,878	0
Cash flows from financing activities:
Proceeds received from promissory note	2,314,286	0
Proceeds received from working capital loan	600,000	1,000,000
Redemption of Class A ordinary shares	(538,985,164)	0
Net cash (used in) provided by financing activities	(536,070,878)	1,000,000
Net change in cash	52,870	(258,148)
Cash - beginning of period	37,982	749,510
Cash - end of period	$ 90,852	$ 491,362